Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Liabilities for Other Contract Holder Funds Balances (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Separate Account Investment [Line Items]
Total	$ 248,949,000,000	$ 219,063,000,000
Embedded derivative liabilities	4,071,000,000	7,076,000,000
Level 3
Fair Value, Separate Account Investment [Line Items]
Embedded derivative liabilities	2,626,000,000	5,592,000,000
RILA embedded derivatives | Level 3
Fair Value, Separate Account Investment [Line Items]
Embedded derivative liabilities	6,000,000	0
Fixed index annuity embedded derivatives | Level 3
Fair Value, Separate Account Investment [Line Items]
Embedded derivative liabilities	1,439,000,000
Other contract holder funds
Fair Value, Separate Account Investment [Line Items]
Total	59,456,000,000	64,293,000,000
Other contract holder funds | Interest-sensitive life
Fair Value, Separate Account Investment [Line Items]
Total	11,570,000,000	11,836,000,000
Other contract holder funds | Variable annuity fixed option
Fair Value, Separate Account Investment [Line Items]
Total	10,030,000,000	10,609,000,000
Other contract holder funds | RILA
Fair Value, Separate Account Investment [Line Items]
Total	110,000,000	0
Other contract holder funds | Fixed annuity
Fair Value, Separate Account Investment [Line Items]
Total	15,583,000,000	16,501,000,000
Other contract holder funds | Fixed index annuity
Fair Value, Separate Account Investment [Line Items]
Total	13,333,000,000	14,209,000,000
Embedded derivative liabilities		1,484,000,000
Other contract holder funds | GICs, funding agreements and FHLB advances
Fair Value, Separate Account Investment [Line Items]
Total	$ 8,830,000,000	$ 11,138,000,000